Write-Down and Sale of Vessels (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended
	Nov. 30, 2016	Jun. 30, 2017	May 17, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Write-down of vessels				$ 12,600	$ 0		$ 12,600	$ 27,439
Proceeds from sale of vessels							20,580	$ 94,311
Centrofin
Property, Plant and Equipment [Line Items]
Write-down of vessels						$ 27,400
Proceeds from sale of vessels			$ 94,300
Asian Spirit
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 20,600
European Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels				$ 12,600			$ 12,600
Extension option period		1 year